WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 11, 2015	Oct. 26, 2015	Dec. 31, 2017	Dec. 31, 2016
WARRANTS
Fair value of Warrants		$ 16,378
Fair value change of the Warrants included in earnings				$ 24,554
Fair value assumptions and methodology for Warrants
Exercise price (per share)	$ 28.08	$ 24.48
Risk-free interest rate (as a percent)	0.935%	0.672%
Dividend yield (as a percent)			0.00%
Time to maturity (in years)	2 years	2 years
Expected volatility (as a percent)	65.13%	67.24%
Beginning balance			$ 711
Expiration of the Warrants			$ (711)
Ending balance				$ 711
Minimum
Fair value assumptions and methodology for Warrants
Exercise price (per share)				$ 24.48
Risk-free interest rate (as a percent)				0.85%
Time to maturity (in years)				9 months 26 days
Expected volatility (as a percent)				53.99%
Maximum
Fair value assumptions and methodology for Warrants
Exercise price (per share)				$ 28.08
Risk-free interest rate (as a percent)				0.875%
Time to maturity (in years)				11 months 9 days
Expected volatility (as a percent)				59.21%
Senior secured term loan | Syndicated loan agreement arranged by Credit Suisse
WARRANTS
Face value of the loan		$ 180,000
Loan term (in years)		2 years
Maximum number of common stock could be purchased by Warrants	940,171	1,348,040
Exercise price of warrant (in dollars per share)	$ 28.08	$ 24.48